SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 95.8%
	Alabama — 5.1%
	Alabama State University (AG), 5.00% due 9/1/2035	$600,000	$674,975
	Black Belt Energy Gas District (Guaranty: Bank of America Corp.), Series C, 5.25% due 6/1/2036	1,500,000	1,615,954
	Black Belt Energy Gas District (Guaranty: BP plc), Series J, 5.00% due 11/1/2036	3,000,000	3,151,758
[a]	Black Belt Energy Gas District (Guaranty: Canadian Imperial Bank), Series E, 5.00% due 5/1/2053 (put 6/1/2028)	1,750,000	1,807,647
	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.),
	Series E, 5.00% due 7/1/2033	1,250,000	1,308,045
[a]	Series F, 5.50% due 11/1/2053 (put 12/1/2028)	4,825,000	5,012,519
	Series G, 5.00% due 10/1/2035	10,280,000	10,818,785
	Series H-1, 5.00% due 1/1/2034	3,000,000	3,142,467
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series C-1, 5.25% due 2/1/2053 (put 6/1/2029)	13,240,000	13,791,380
	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada),
	Series B,
	5.00% due 12/1/2030	1,750,000	1,867,127
[a]	5.25% due 12/1/2053 (put 12/1/2030)	4,000,000	4,301,516
[a]	Series D1, 4.00% due 7/1/2052 (put 6/1/2027)	12,000,000	12,091,800
	Black Belt Energy Gas District (Guaranty: The PNC Financial Services Group, Inc.), Series A, 5.00% due 12/1/2034	12,000,000	12,676,752
	City of Gadsden (BAM) GO, Series A, 5.00% due 10/1/2035	275,000	320,154
	County of Jefferson (County of Jefferson Sales & Use Tax Revenue), 5.00% due 9/15/2032 - 9/15/2035	7,375,000	7,475,286
	Energy Southeast A Cooperative District (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 11/1/2035	6,645,000	7,019,991
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B-1, 5.75% due 4/1/2054 (put 11/1/2031)	7,000,000	7,605,150
	Homewood Educational Building Authority (CHF - Horizons I LLC), Series A, 5.25% due 10/1/2034	260,000	282,166
	Jacksonville Public Educational Building Authority (Jacksonville State University) (BAM), Series A, 5.00% due 8/1/2033 - 8/1/2035	3,150,000	3,503,771
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Goldman Sachs Group, Inc.), Series B-1, 5.00% due 5/1/2053 (put 8/1/2028)	5,000,000	5,155,540
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	3,500,000	3,720,878
	UAB Medicine Finance Authority (UAB Medicine Obligated Group),
	Series B, 5.00% due 9/1/2035	1,000,000	1,050,874
	Series B2, 5.00% due 9/1/2030	560,000	567,661
	Arizona — 1.9%
[b]	Arizona (Academies of Math & Science Obligated Group) IDA, Series A, 5.00% due 7/1/2036	475,000	488,191
	Arizona (FHLMC, FNMA, GNMA) IDA, Series A, 3.90% due 4/1/2037	515,000	510,109
[a]	Arizona (Ironwood Ranch Apartments LP) IDA, 5.00% due 2/1/2058 (put 9/1/2026)	3,200,000	3,209,037
[a]	Arizona (TWG Glendale LP) IDA, 5.00% due 3/1/2045 (put 9/1/2026)	1,215,000	1,216,211
[a]	Chandler (Intel Corp.) IDA, 3.80% due 12/1/2035 (put 6/15/2028)	7,500,000	7,579,965
[a]	Chandler (Intel Corp.) IDA AMT, 4.00% due 6/1/2049 (put 6/1/2029)	4,880,000	4,929,220
	County of Pima (TMC HealthCare Obligated Group) IDA, Series A, 4.00% due 4/1/2035	485,000	492,367
	Maricopa County (Banner Health Obligated Group) IDA,
	Series A,
	4.00% due 1/1/2034 - 1/1/2036	3,825,000	3,843,788
	5.00% due 1/1/2031 - 1/1/2035	3,190,000	3,221,049
[a]	Series A-3, 5.00% due 1/1/2053 (put 11/1/2030)	12,960,000	13,895,051
	Arkansas — 0.0%
	Fayetteville Public Facilities Board (Butterfield Trail Village, Inc.), 5.00% due 12/1/2036	500,000	545,666
	California — 5.2%
[a]	Bay Area Toll Authority, Series E, 3.08% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	4,000,000	3,960,436
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2028 - 6/1/2030	2,950,000	3,108,878
	California (Providence St. Joseph Health Obligated Group) HFFA,
	Series A, 4.00% due 10/1/2034	1,575,000	1,577,466
[a]	Series B, 5.00% due 10/1/2039 (put 10/1/2027)	1,000,000	1,025,274
[a]	Series C, 5.25% due 10/1/2050 (put 10/1/2035)	2,170,000	2,468,442
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	16,955,000	17,945,867
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series A-1, 5.00% due 4/1/2056 (put 2/1/2036)	2,000,000	2,145,100
[a]	Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	13,175,000	13,378,896
[a]	Series E-1, 5.00% due 2/1/2054 (put 3/1/2031)	8,285,000	8,747,883
	California Municipal Finance Authority (Alexander Napa LP) (FNMA), Series A, 3.60% due 11/1/2034	2,000,000	2,008,740
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM), 5.00% due 5/15/2028	2,905,000	3,012,328
	California Municipal Finance Authority (Republic Services, Inc.) AMT,
[a]	Series A, 2.875% due 3/1/2056 (put 9/15/2026)	3,000,000	2,980,509
[a]	Series B, 3.25% due 7/1/2051 (put 7/15/2026)	1,750,000	1,750,317
	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series A,
[a]	3.45% due 10/1/2041 (put 10/2/2028)	$1,000,000	$1,000,183
[a]	3.45% due 12/1/2044 (put 12/1/2026)	2,000,000	2,001,342
[a]	Series B, 2.875% due 11/1/2041 (put 6/1/2027)	2,000,000	2,001,798
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, Series A-1, 2.95% due 11/1/2042 (put 7/15/2026)	1,000,000	999,700
	California Statewide Communities Development Authority (CHF-Irvine LLC), Series A, 5.00% due 5/15/2027	500,000	508,385
	City of Los Angeles Department of Airports (Green Bond) AMT, Series A, 5.00% due 5/15/2034 - 5/15/2035	6,000,000	6,754,946
	City of Los Angeles Department of Airports AMT,
	Series A, 5.00% due 5/15/2035	2,850,000	3,043,224
	Series C, 5.00% due 5/15/2034	1,225,000	1,253,780
	Series D, 5.00% due 5/15/2035	2,000,000	2,077,906
	Los Angeles Department of Water & Power (Power System Revenue), Series B, 5.00% due 7/1/2033	1,050,000	1,059,622
	Oakland (County of Alameda Educational Facilities) (AG) USD GO, Series A, 4.00% due 8/1/2035	1,500,000	1,512,576
	Riverside County Public Financing Authority (Redevelopment Project Area No. 1) (AG), Series A, 5.00% due 10/1/2033 - 10/1/2034	1,600,000	1,855,395
	San Diego County Regional Airport Authority AMT, Series B, 5.00% due 7/1/2028	1,000,000	1,020,618
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series A, 5.00% due 5/1/2034 - 5/1/2035	10,750,000	12,001,345
	Santa Clara County Financing Authority (County of Santa Clara), Series Q, 4.00% due 5/15/2032	1,000,000	1,000,783
	Santa Margarita Water District (Community Facilities District No. 99-1), Series A, 5.00% due 9/1/2027	350,000	360,079
	State of California GO,
	4.00% due 8/1/2033 - 9/1/2034	3,500,000	3,503,487
	5.00% due 8/1/2035 - 11/1/2035	4,000,000	4,057,082
	University of California, Series AV, 5.00% due 5/15/2035	1,000,000	1,016,835
	Colorado — 2.7%
	Boulder Valley School District No. Re-2 Boulder (State Aid Withholding) GO, Series A, 5.00% due 12/1/2035	1,500,000	1,524,171
	City & County of Denver Airport System Revenue AMT,
	Series A,
[c]	4.00% due 12/1/2033	3,500,000	3,535,361
	5.00% due 12/1/2034 - 12/1/2035	3,285,000	3,396,166
	Colorado (AdventHealth Obligated Group) HFA,
[a]	Series A, 5.00% due 11/15/2059 (put 11/15/2031)	2,750,000	2,982,207
[a]	Series A-2, 5.00% due 11/15/2057 (put 11/15/2033)	3,260,000	3,620,846
[a]	Series B, 5.00% due 11/15/2049 (put 11/19/2026)	7,000,000	7,059,346
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.00% due 11/1/2029 - 11/1/2032	4,550,000	4,899,211
	Series A, 5.00% due 12/1/2034 - 9/1/2035	5,550,000	6,163,788
	Series A-2, 5.00% due 8/1/2031	850,000	892,549
[a]	Series B-2, 5.00% due 8/1/2049 (put 8/1/2026)	5,475,000	5,481,636
	Colorado (Frasier Meadows Manor, Inc. Obligated Group) HFA, Series A, 5.00% due 5/15/2035 - 5/15/2036	1,275,000	1,356,705
[a]	Colorado (Intermountain Healthcare Obligated Group) HFA, Series B, 5.00% due 5/15/2062 (put 8/17/2026)	1,590,000	1,593,387
	Colorado Housing & Finance Authority (FHLMC, FNMA, GNMA) (Green Bond) AMT, Series D, 4.40% due 11/1/2037	660,000	667,806
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	1,000,000	1,007,916
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 1/15/2030 - 7/15/2032	2,690,000	2,838,692
	STC Metropolitan District No. 2 (AG) GO, Series A-1, 5.00% due 12/1/2033 - 12/1/2035	10,505,000	11,379,040
	Connecticut — 2.4%
	City of New Haven (AG) GO, Series B, 5.00% due 2/1/2028 - 2/1/2030	1,470,000	1,552,522
	City of New Haven (BAM) GO, 5.00% due 8/1/2032 - 8/1/2033	1,100,000	1,228,550
	Connecticut Housing Finance Authority (Green Bond),
[a]	Series D2, 3.85% due 11/15/2064 (put 5/15/2027)	6,965,000	6,969,855
	Series F-1,
	3.95% due 5/15/2034	2,460,000	2,527,852
	4.05% due 5/15/2035	2,710,000	2,784,167
[d]	Connecticut State Health & Educational Facilities Authority, Series B-2, 4.60% due 12/15/2032	2,300,000	2,301,102
	New Canaan Housing Authority (HANC Lakeview LLC) (FNMA), Series A, 4.00% due 12/1/2034	5,508,000	5,674,022
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2029	1,100,000	1,121,859
	Series B, 5.00% due 5/15/2027	8,615,000	8,633,014
	Series C, 5.00% due 6/15/2027	4,860,000	4,973,831
	Series D, 4.00% due 8/15/2029	2,325,000	2,328,846
	State of Connecticut Special Tax Revenue (BAM), Series A, 5.00% due 9/1/2031	10,600,000	10,630,581
	Delaware — 0.4%
	Delaware State (Beebe Medical Center, Inc.) HFA, 5.00% due 6/1/2034	2,200,000	2,243,551
[a]	Delaware State (NRG Energy, Inc.) EDA, Series B, 4.00% due 10/1/2040 (put 10/1/2035)	4,000,000	4,035,344
	Delaware State Housing Authority (FHLMC, FNMA, GNMA),
	Series B,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	4.00% due 7/1/2031	$645,000	$661,531
	4.35% due 7/1/2034	545,000	564,900
	4.40% due 7/1/2035	1,030,000	1,063,781
	District of Columbia — 0.8%
[a]	District of Columbia Housing Finance Agency (Barry Farm Building 1A LLC), 5.00% due 12/1/2028 (put 12/1/2027)	3,750,000	3,865,103
[a]	District of Columbia Housing Finance Agency (BCP II LLC), Series B, 5.00% due 3/1/2029 (put 2/1/2028)	2,000,000	2,057,540
[a]	District of Columbia Housing Finance Agency (Wesley Hawaii LLC), 3.65% due 7/1/2028 (put 7/1/2027)	3,705,000	3,729,975
	Metropolitan Washington Airports Authority Aviation Revenue AMT,
	5.00% due 10/1/2034	2,000,000	2,041,476
	Series A, 5.00% due 10/1/2033 - 10/1/2035	5,105,000	5,646,730
	Florida — 3.6%
	Alachua County (Oak Hammock at the University of Florida Obligated Group) HFA, Series B-1, 4.00% due 10/1/2030	735,000	736,244
	Capital Trust Authority (Shands Teaching Hospital & Clinics Obligated Group) (AG), Series A, 5.00% due 12/1/2035	2,000,000	2,248,750
[b]	City of Venice (Southwest Florida Retirement Center, Inc. Obligated Group), Series B-1, 4.625% due 1/1/2030	750,000	750,402
	County of Broward Airport System Revenue AMT, Series A, 5.00% due 10/1/2032	1,500,000	1,578,892
	County of Broward Port Facilities Revenue AMT, Series B, 5.00% due 9/1/2034 - 9/1/2035	2,925,000	3,028,250
	County of Miami-Dade Aviation Revenue AMT,
	Series A,
	5.00% due 10/1/2034 - 10/1/2035	10,195,000	11,293,681
[d]	5.00% due 10/1/2037	1,000,000	1,110,698
	County of Miami-Dade Transit System, 4.00% due 7/1/2035	2,950,000	3,010,496
[a]	County of Okeechobee (Waste Management, Inc.), Series A, 3.80% due 7/1/2039 (put 7/2/2029)	4,000,000	3,951,532
	Duval County Public Schools (AG) COP, Series A, 5.00% due 7/1/2030 - 7/1/2033	3,640,000	3,925,927
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2027	285,000	288,633
[a]	Florida Development Finance Corp. (Waste Management, Inc.) AMT, Series A, 3.40% due 9/1/2050 (put 9/1/2028)	1,500,000	1,488,639
[a]	Florida Housing Finance Corp. (Hermosa NFTM 41 II Ltd.), Series L, 3.50% due 7/1/2058 (put 7/1/2027)	1,230,000	1,236,033
[a]	Florida Housing Finance Corp. (Richman Capri LIHTC LLC), Series A, 3.00% due 2/1/2044 (put 8/1/2029)	1,500,000	1,487,957
[a]	Florida Housing Finance Corp. (Southward Village Phase 2 LP), Series T, 3.20% due 12/1/2044 (put 12/1/2028)	3,000,000	2,999,712
[a]	Florida Housing Finance Corp. (Vineland Family Apartments Ltd.), Series E, 3.80% due 6/1/2042 (put 6/1/2027)	5,280,000	5,281,721
	Greater Orlando Aviation Authority, Series B, 5.00% due 10/1/2037	1,295,000	1,298,239
	Greater Orlando Aviation Authority (United Airlines, Inc.) AMT,
	5.25% due 11/1/2035	1,500,000	1,596,706
	5.50% due 11/1/2036	1,900,000	2,046,705
	JEA Electric System Revenue, Series III B, 5.00% due 10/1/2031	2,110,000	2,165,364
	JEA Water & Sewer System Revenue, Series A, 4.00% due 10/1/2035	3,655,000	3,706,751
	Lee County (Shell Point Obligated Group) IDA, Series B-2, 4.375% due 11/15/2029	1,500,000	1,508,793
	Miami-Dade County (Mater Academy, Inc.) IDA, 5.00% due 6/15/2036	600,000	634,195
	Miami-Dade County (Variety Children’s Hospital Obligated Group) HFA, 5.00% due 8/1/2035	1,020,000	1,037,609
[a]	Miami-Dade County (Waste Management, Inc.) IDA AMT, 3.45% due 11/1/2041 (put 11/2/2026)	4,000,000	4,000,976
	Miami-Dade County Transit System, 4.00% due 7/1/2034	3,425,000	3,426,716
	Orange County School Board COP, Series C, 5.00% due 8/1/2033 (pre-refunded 8/1/2026)	2,000,000	2,004,240
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA,
	5.00% due 11/1/2033 - 11/1/2036	4,255,000	4,575,218
	Series A, 5.00% due 11/1/2028 - 11/1/2031	1,415,000	1,488,652
	Southeast Overtown Park West Community Redevelopment Agency (AG), Series A, 5.00% due 3/1/2036	2,300,000	2,560,107
	Town of Davie (Nova Southeastern University, Inc.), 5.00% due 4/1/2032	400,000	413,478
	Georgia — 9.0%
[a]	Atlanta Urban Residential Finance Authority (Trinity Flats Redevelopment LP) (FHA, GNMA), 3.20% due 2/1/2030 (put 2/1/2029)	4,625,000	4,633,931
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	3,060,000	3,110,625
	City of Atlanta (Airport Passenger Facility) (Green Bond) AMT, Series D, 4.00% due 7/1/2035	3,500,000	3,512,887
	City of Atlanta (Airport Passenger Facility) AMT, Series D, 4.00% due 7/1/2036	6,475,000	6,515,028
	City of Atlanta Department of Aviation (Green Bond) AMT, Series B-1, 5.00% due 7/1/2036	1,000,000	1,101,566
	Development Authority of Burke County (Georgia Power Co.), Series 1995, 2.20% due 10/1/2032	1,225,000	1,141,302
[a]	Development Authority of Burke County (Oglethorpe Power Corp.), Series A, 3.60% due 1/1/2040 (put 2/1/2030)	2,000,000	2,032,884
	Development Authority of Cobb County (Kennesaw State University Real Estate Foundation Obligated Group 2026 ABC), Series A, 5.00% due 6/15/2036 - 6/15/2037	2,750,000	3,088,973
	Forsyth County School District GO, 5.00% due 2/1/2035	1,000,000	1,030,815
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series A, 4.00% due 9/1/2052 (put 12/1/2029)	29,500,000	29,838,896
[a]	Series B, 5.00% due 12/1/2055 (put 12/1/2035)	11,500,000	12,210,585
[a]	Series C, 4.00% due 5/1/2052 (put 12/1/2028)	3,160,000	3,209,808
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	41,030,000	43,010,149
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2028	2,350,000	2,428,770

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 4.00% due 7/1/2052 (put 9/1/2027)	$12,645,000	$12,769,730
	Series B,
[a]	5.00% due 7/1/2053 (put 3/1/2030)	25,175,000	26,548,498
[a]	5.00% due 12/1/2054 (put 3/1/2032)	5,000,000	5,363,925
[a]	Series C, 5.00% due 9/1/2053 (put 9/1/2030)	1,500,000	1,590,988
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	25,250,000	26,898,446
[a]	Savannah (International Paper Co.) EDA, Series A, 3.45% due 11/1/2033 (put 10/1/2031)	830,000	825,857
	State of Georgia GO, Series A, 4.00% due 2/1/2033	500,000	500,731
	Idaho — 0.1%
	Idaho Housing & Finance Association (FHLMC, FNMA, GNMA), Series C, 4.45% due 1/1/2036	2,155,000	2,262,545
	Illinois — 8.5%
	Boone McHenry & DeKalb Counties Community Unit School District 100 (AG) GO, Series A, 5.00% due 1/1/2032 - 1/1/2035	2,370,000	2,650,978
	Chicago Midway International Airport AMT, Series C, 5.00% due 1/1/2034 - 1/1/2037	6,215,000	6,825,371
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2034	2,000,000	2,018,098
	Chicago O’Hare International Airport AMT,
	Series A, 5.00% due 1/1/2036	4,735,000	5,244,424
	Series C, 5.00% due 1/1/2027	1,500,000	1,516,801
	Series G, 4.00% due 1/1/2037	2,500,000	2,513,260
	Chicago Park District GO,
	Series A, 5.00% due 1/1/2033	935,000	1,036,462
	Series C, 4.00% due 1/1/2036	1,000,000	1,012,178
	City of Chicago (Chicago O’Hare International Airport Customer Facility Charge Revenue) (BAM), 5.00% due 1/1/2031	1,000,000	1,086,667
	City of Chicago (Wastewater Transmission System) (AG), Series B, 5.00% due 1/1/2034	1,375,000	1,385,935
	City of Chicago GO, Series B, 5.00% due 1/1/2035	2,145,000	2,258,082
	City of Chicago Wastewater Transmission Revenue, Series B, 5.00% due 1/1/2033	2,710,000	2,732,962
	City of Chicago Waterworks Revenue,
	5.00% due 11/1/2027 - 11/1/2028	2,500,000	2,521,748
	Series A-1, 5.00% due 11/1/2030	1,495,000	1,508,005
	City of Joliet (Rock Run Crossing Project) (BAM) GO, 5.00% due 12/15/2032	1,000,000	1,097,265
	Illinois (FHLMC, FNMA, GNMA) HDA (Green Bond),
	Series K,
	4.60% due 4/1/2031	1,700,000	1,809,218
	4.65% due 10/1/2031	1,700,000	1,820,413
	4.70% due 4/1/2032	1,980,000	2,132,866
	4.75% due 10/1/2032	1,650,000	1,787,148
	4.80% due 4/1/2033	1,000,000	1,083,375
[a]	Illinois (Waste Management, Inc.; Guaranty: Waste Management Holdings) DFA AMT, 3.45% due 11/1/2044 (put 11/2/2026)	2,000,000	2,004,086
[a]	Illinois Finance Authority, Series 2020-REMK, 3.875% due 5/1/2040 (put 9/1/2028)	2,500,000	2,527,357
	Illinois Finance Authority (Ascension Health Credit Group),
	Series C,
	5.00% due 2/15/2029 - 2/15/2033	1,695,000	1,715,890
	5.00% due 2/15/2033 (pre-refunded 2/15/2027)	205,000	208,449
[a]	Illinois Finance Authority (Carle Foundation Obligated Group), Series B, 5.00% due 8/15/2053 (put 8/15/2031)	525,000	568,135
	Illinois Finance Authority (Moorings of Arlington Heights LLC Obligated Group), Series A, 5.00% due 11/1/2036	1,460,000	1,539,493
	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), Series A, 5.00% due 7/15/2032	800,000	874,842
	Illinois Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.00% due 11/1/2035 - 5/1/2037	3,425,000	3,745,866
	Illinois Finance Authority (Southern Illinois Healthcare), 5.00% due 3/1/2032 - 3/1/2034	700,000	706,785
[a]	Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Series A-3, 5.00% due 8/15/2064 (put 8/15/2035)	500,000	558,643
	Illinois State Toll Highway Authority,
	Series A, 5.00% due 12/1/2031	3,000,000	3,004,638
	Series B, 5.00% due 1/1/2031 - 1/1/2033	1,950,000	1,953,168
	Series C, 5.00% due 1/1/2029	1,500,000	1,502,816
	Illinois State University (AG) COP, 5.00% due 4/1/2034	2,050,000	2,311,326
	Lawrence & Crawford Counties Community Unit School District No. 20 Lawrenceville (BAM) GO, 5.00% due 12/1/2035 - 12/1/2036	1,600,000	1,774,101
	Madison-Macoupin Etc Counties Community College District No. 536 (AG) GO, Series A, 5.00% due 11/1/2032	1,620,000	1,628,933
	Marshall Putnam & Bureau Counties Community Unit School District No. 5 Henry (BAM) GO, 5.00% due 12/1/2033 - 12/1/2035	685,000	761,400
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 12/15/2027	4,000,000	4,111,636
	Metropolitan Pier & Exposition Authority (State of Illinois McCormick Place Expansion Project Fund), Series A, 5.00% due 12/15/2028	2,000,000	2,054,806
	Metropolitan Water Reclamation District of Greater Chicago GO, Series B, 5.00% due 12/1/2031	775,000	781,564
	Peoria Tazewell Etc Counties Community College District No. 514 GO, Series B, 6.25% due 12/1/2027 - 12/1/2028	5,000,000	5,331,097
	Rock Island County School District No. 41 Milan (AG) GO, Series A, 5.00% due 1/1/2033 - 1/1/2034	555,000	614,474
	Sales Tax Securitization Corp.,
	Series A, 5.00% due 1/1/2028 - 1/1/2036	6,845,000	7,074,641
	Series C, 5.25% due 1/1/2035	3,000,000	3,139,899

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Sangamon County School District No. 186 Springfield (AG) GO,
	4.00% due 2/1/2035	$2,160,000	$2,221,817
	Series B, 5.00% due 2/1/2030	1,570,000	1,688,854
	Southern Illinois University (BAM), Series A, 5.00% due 4/1/2028 - 4/1/2032	3,575,000	3,825,034
	Southwestern Illinois Community College District No. 522 GO, Series D, 5.00% due 12/1/2035	1,500,000	1,687,122
	State of Illinois GO,
	4.00% due 6/1/2032 - 6/1/2033	3,400,000	3,398,597
	5.00% due 11/1/2034	1,500,000	1,507,572
	5.50% due 5/1/2030	1,050,000	1,111,505
	Series A, 5.00% due 3/1/2031 - 3/1/2032	8,170,000	8,881,444
	Series B,
	4.00% due 10/1/2033 - 11/1/2034	5,430,000	5,499,432
	5.00% due 3/1/2029 - 12/1/2032	2,500,000	2,704,976
	Series D, 5.00% due 11/1/2027 - 11/1/2028	35,470,000	36,518,705
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2027 - 6/15/2029	15,000,000	15,553,720
	State of Illinois Sales Tax Revenue (BAM), Series A, 5.00% due 6/15/2031	1,200,000	1,248,368
	Yorkville-Bristol Sanitation District (BAM) (Green Bond) GO, 5.00% due 12/15/2033 - 12/15/2035	1,110,000	1,239,510
	Indiana — 2.2%
	City of Indianapolis Department of Public Utilities Gas Utility Revenue, Series A, 5.00% due 8/15/2027	6,865,000	7,055,270
[a]	City of Rockport (Indiana Michigan Power Co.), Series A, 3.70% due 6/1/2047 (put 6/1/2029)	1,000,000	1,015,998
[a]	City of Whiting (BP Products North America, Inc.; Guaranty: BP plc) AMT, 4.40% due 11/1/2045 (put 6/10/2031)	1,500,000	1,556,112
	Clark-Pleasant Community School Building Corp. (State Intercept), 5.00% due 7/15/2033	955,000	1,057,086
	Indiana Finance Authority (Indiana Department of Transportation), Series C, 5.00% due 6/1/2027	1,120,000	1,130,876
	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group),
[a]	Series B-2, 5.00% due 10/1/2060 (put 7/1/2030)	13,395,000	14,331,672
[a]	Series D-4, 5.00% due 10/1/2057 (put 10/1/2035)	4,000,000	4,459,848
	Indiana Finance Authority (Marian University, Inc.), 5.00% due 9/15/2035 - 9/15/2036	1,145,000	1,225,060
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, Series A, 2.90% due 5/1/2028 (put 9/1/2026)	4,500,000	4,500,338
	Indiana Finance Authority (Westminster Village Greenwood, Inc. Obligated Group), Series C-1, 4.125% due 5/15/2032	3,200,000	3,200,909
	Mount Vernon of Hancock County Multi-School Building Corp. (State Intercept), 5.00% due 1/15/2031	500,000	545,062
	Noblesville Redevelopment Authority, 5.00% due 1/15/2028	300,000	311,349
	West Lafayette Redevelopment Authority (City of West Lafayette Redevelopment Commission), 5.00% due 2/1/2035 - 2/1/2036	4,970,000	5,503,012
	Iowa — 0.8%
	Clinton Community School District/IA Infrastructure Sales Services & Use Tax (AG), 5.00% due 7/1/2032 - 7/1/2033	3,050,000	3,374,355
	Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group), Series A, 4.00% due 5/15/2029	1,000,000	992,053
	Iowa Finance Authority (Pella Regional Health Center Obligated Group), 5.00% due 12/1/2033 - 12/1/2035	1,910,000	2,103,342
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049	7,220,000	7,237,617
	PEFA, Inc. (Guaranty: Massachusetts Mutual Life), Series A, 5.00% due 4/1/2035	4,000,000	4,279,036
	Kansas — 0.1%
[a]	Kansas (Terrace Pointe LP) DFA, Series K-2, 5.00% due 9/1/2028 (put 9/1/2027)	1,000,000	1,022,625
	Kentucky — 3.0%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	5,000,000	5,022,090
[a]	County of Owen (American Water/Kentucky-American Water Co. Obligated Group), 3.875% due 6/1/2040 (put 9/1/2028)	2,350,000	2,381,123
[a]	Kentucky Bond Development Corp. (Baptist Healthcare System Obligated Group), Series A, 5.00% due 8/15/2055 (put 8/15/2035)	2,000,000	2,220,178
	Kentucky Public Energy Authority (Guaranty: BP plc), Series C, 5.00% due 5/1/2036	1,000,000	1,054,467
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	18,690,000	18,861,911
[a]	5.25% due 4/1/2054 (put 2/1/2032)	9,000,000	9,607,896
[d]	Louisville/Jefferson County Metropolitan Government (Louisville Gas and Electric Co.), Series A, 3.80% due 2/1/2035	1,000,000	999,979
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group),
	Series A, 5.00% due 10/1/2027 - 10/1/2033	7,220,000	7,250,614
[a]	Series C, 5.00% due 10/1/2047 (put 10/1/2026)	8,500,000	8,534,833
[a]	Series D, 5.00% due 10/1/2047 (put 10/1/2029)	6,575,000	6,926,887
	Louisiana — 0.7%
	City of Shreveport (AG) GO, Series A, 5.00% due 3/1/2031 - 3/1/2032	2,000,000	2,172,273
	City of Shreveport (Water & Sewer System) (BAM), Series C, 5.00% due 12/1/2029	1,500,000	1,559,893
	Lake Charles Harbor & Terminal District AMT, Series B, 5.00% due 1/1/2032 - 1/1/2035	2,270,000	2,508,649
[a]	Louisiana Housing Corp. (NSAEB 603 LLC) (FHA), 3.15% due 4/1/2030 (put 4/1/2029)	1,000,000	1,001,038
[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A, 4.20% due 9/1/2033 (put 9/1/2028)	2,000,000	1,999,246
[b]	Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy), 5.00% due 6/15/2035	3,465,000	3,597,114
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series A, 5.00% due 5/15/2031	875,000	934,699
	Maine — 0.0%
	Maine Governmental Facilities Authority (State of Maine), Series A, 5.00% due 10/1/2035	500,000	575,971

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Maryland — 0.6%
	County of Howard GO, Series A, 4.00% due 2/15/2033	$1,500,000	$1,508,283
	Maryland Department of Housing & Community Development (Green Bond), Series E, 4.35% due 3/1/2036	930,000	965,686
	Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group), 5.00% due 7/1/2035	3,750,000	4,250,100
	Maryland State Transportation Authority Passenger Facility Charge Revenue AMT, 4.00% due 6/1/2035	3,000,000	3,025,095
	State of Maryland Department of Transportation (Maryland Aviation Administration) (AG) AMT, Series A, 5.00% due 8/1/2034 - 8/1/2035	2,325,000	2,566,462
	Massachusetts — 0.4%
	Massachusetts (Beth Israel Lahey Health Obligated Group) DFA, Series I, 5.00% due 7/1/2027	1,900,000	1,902,270
[a]	Massachusetts (Brandeis University) DFA, Series T, 5.00% due 10/1/2055 (put 10/1/2035)	2,800,000	3,184,986
[b]	Massachusetts (GingerCare Living, Inc. Obligated Group) DFA, Series B-2, 5.00% due 12/1/2029	2,000,000	2,000,124
	Massachusetts Port Authority AMT, Series A, 5.00% due 7/1/2035	1,500,000	1,564,742
	Michigan — 1.5%
	City of Detroit GO, 5.00% due 4/1/2036	1,400,000	1,425,641
	Grand Rapids Economic Development Corp. (Michigan Christian Home Obligated Group), Series B1, 4.75% due 11/1/2030	2,075,000	2,076,143
	Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo Obligated Group),
[b]	Series A, 5.00% due 8/15/2036	1,000,000	1,071,407
[b]	Series B-1, 4.50% due 8/15/2031	1,615,000	1,624,443
	Michigan Finance Authority (Corewell Health Obligated Group), Series A, 5.00% due 4/15/2032	215,000	238,804
	Michigan Finance Authority (Detroit Public Lighting Authority Utility Users Tax Revenue) (BAM), Series A, 5.00% due 7/1/2036	950,000	1,074,376
	Michigan Finance Authority (McLaren Health Care Corp. Obligated Group), Series A, 5.00% due 5/15/2032	1,000,000	1,001,288
	Michigan Finance Authority (Trinity Health Corp. Obligated Group), Series A-MI, 4.00% due 12/1/2036	2,000,000	1,995,426
	Michigan State (Green Bond) HDA,
	Series A,
	3.95% due 12/1/2033	1,585,000	1,624,752
	4.00% due 6/1/2034 - 12/1/2034	2,500,000	2,560,156
	4.10% due 6/1/2035	1,360,000	1,394,348
	4.125% due 12/1/2035	375,000	383,782
[a]	Michigan State Hospital Finance Authority (Corewell Health Obligated Group), Series B2, 5.00% due 8/15/2055 (put 6/1/2035)	5,000,000	5,594,715
[a]	Michigan Strategic Fund (Consumers Energy Co.) AMT, 3.35% due 10/1/2049 (put 10/1/2027)	2,500,000	2,507,435
	Michigan Strategic Fund (Waste Management of Michigan, Inc.; Guaranty: Waste Management, Inc.) AMT, 4.125% due 8/1/2027	4,300,000	4,325,705
	Wayne State University,
	Series A,
	4.00% due 11/15/2034	1,875,000	1,875,936
	5.00% due 11/15/2036	1,300,000	1,481,418
	Minnesota — 0.1%
	Minnesota Agricultural & Economic Development Board (Fairview Health Services Obligated Group), Series A, 5.00% due 11/15/2036	1,700,000	1,885,864
	Mississippi — 0.3%
	County of Warren (International Paper Co), Series A, 4.20% due 5/1/2034	2,000,000	2,085,102
	Mississippi Business Finance Corp. (Waste Management, Inc.) AMT, 4.25% due 3/1/2027	2,500,000	2,511,583
	Mississippi Home Corp. (FHLMC, FNMA, GNMA), Series A, 3.80% due 6/1/2033	1,315,000	1,347,463
	Missouri — 1.0%
[a]	Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group), Series C, 5.00% due 4/1/2059 (put 4/1/2035)	4,000,000	4,484,504
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.00% due 2/1/2027	760,000	767,953
	Health & Educational Facilities Authority of the State of Missouri (SSM Health Care Obligated Group), Series A, 5.00% due 6/1/2031	680,000	738,766
	Missouri Housing Development Commission (FHLMC, FNMA, GNMA),
	Series C,
[d]	3.90% due 5/1/2037	1,540,000	1,544,854
	3.95% due 11/1/2033	1,500,000	1,546,971
[d]	3.95% due 11/1/2037	1,455,000	1,457,436
	4.00% due 5/1/2034	1,435,000	1,479,730
	4.05% due 11/1/2034	630,000	637,513
	4.10% due 5/1/2035	1,635,000	1,655,093
	4.15% due 11/1/2035	1,520,000	1,539,816
	Series D, 4.40% due 5/1/2036	1,875,000	1,922,679
[a]	Missouri State Environmental Improvement & Energy Resources Authority (Evergy Metro, Inc.) AMT, 4.05% due 5/1/2038 (put 7/1/2030)	2,350,000	2,387,485
	Poplar Bluff R-I School District (AG) COP, 5.00% due 3/1/2031 - 3/1/2033	1,575,000	1,707,806
	Montana — 0.5%
	City of Forsyth (Avista Corp.), Series A, 3.875% due 10/1/2032	6,350,000	6,453,696
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,017,158
	Montana Facility Finance Authority (Billings Clinic Obligated Group), Series A, 4.00% due 8/15/2035	1,225,000	1,249,491
	Montana Facility Finance Authority (Intermountain Healthcare Obligated Group), Series A, 4.00% due 1/1/2036	1,595,000	1,620,279
	Nebraska — 1.5%
[a]	Central Plains Energy Project (Guaranty: Bank of Montreal), Series A, 5.00% due 5/1/2054 (put 11/1/2029)	11,500,000	12,056,738
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	7,825,000	8,167,211

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Dodge County School District No. 594 (AG), 4.00% due 12/15/2035	$2,000,000	$2,085,056
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	3,000,000	3,013,863
	Jefferson County School District No. 0300 (AG) GO, 4.00% due 12/15/2035	3,000,000	3,066,120
	Nebraska Investment Finance Authority (FHLMC, FNMA, GNMA) (Green Bond),
	Series D,
	3.80% due 3/1/2036	2,420,000	2,420,222
	3.85% due 9/1/2036	1,000,000	1,000,252
	Nevada — 0.4%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2027 - 9/1/2032	1,090,000	1,113,397
	Clark County School District GO, Series A, 4.00% due 6/15/2034	2,500,000	2,515,875
	County of Clark GO, Series C, 4.00% due 7/1/2032	1,985,000	2,044,451
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	2,000,000	2,041,296
	Reno-Tahoe Airport Authority AMT, Series A, 5.00% due 7/1/2033	1,125,000	1,218,444
	New Hampshire — 0.3%
	New Hampshire Business Finance Authority (United Illuminating Co.), Series A, 4.50% due 10/1/2033	7,000,000	7,276,906
	New Jersey — 3.7%
	New Jersey (State of New Jersey) EDA,
	5.00% due 6/15/2028	900,000	941,054
	Series A, 5.00% due 11/1/2029 - 11/1/2032	3,630,000	4,027,330
[c]	Series DDD, 5.00% due 6/15/2033 (pre-refunded 6/15/2027)	1,500,000	1,538,711
	New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series A, 4.00% due 7/1/2036	1,135,000	1,135,277
[a]	New Jersey Housing & Mortgage Finance Agency (Rowan Preservation LLC) (HUD), Series D-2, 3.10% due 7/1/2029 (put 7/1/2028)	1,160,000	1,161,859
	New Jersey Transportation Trust Fund Authority, Series A-1, 5.00% due 6/15/2027	29,985,000	30,163,021
	New Jersey Transportation Trust Fund Authority (State of New Jersey),
	Series 2014-BB-2, 5.00% due 6/15/2030	1,200,000	1,296,956
	Series A, 5.00% due 12/15/2026 - 12/15/2034	29,700,000	31,413,355
	Series BB1, 5.00% due 6/15/2031 - 6/15/2033	3,925,000	4,124,225
	New Jersey Turnpike Authority, Series G, 4.00% due 1/1/2033	2,500,000	2,535,652
	New Mexico — 0.9%
	Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2032	1,575,000	1,608,401
	Albuquerque Bernalillo County Water Utility Authority (2005 NMFA Loan & Joint Water & Sewer System Improvements), Series A, 5.00% due 7/1/2026	2,000,000	2,000,130
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO, Series 2017, 5.00% due 8/1/2026	550,000	550,982
	City of Albuquerque GO, Series A, 5.00% due 7/1/2026	870,000	870,059
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series A, 0.875% due 6/1/2040 (put 10/1/2026)	1,000,000	994,643
[a]	Series D, 3.90% due 6/1/2040 (put 6/1/2028)	2,000,000	2,035,366
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.50% due 5/15/2027	370,000	370,229
	City of Santa Fe GRT, 5.00% due 6/1/2029	950,000	951,827
	County of Sandoval GO, 5.00% due 8/1/2027	210,000	215,496
	Hobbs School District No. 16 (State Aid Withholding) ETM GO, 5.00% due 9/15/2028 - 9/15/2030	1,355,000	1,455,216
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	Series A,
	4.00% due 8/1/2035	1,190,000	1,189,579
	5.00% due 8/1/2032	1,000,000	1,050,711
	New Mexico Hospital Equipment Loan Council (San Juan Regional Medical Center, Inc.), 5.00% due 6/1/2031	690,000	732,443
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA),
	Series A, 3.95% due 3/1/2035 - 9/1/2035	705,000	703,714
	Series C, 3.90% due 9/1/2037	1,135,000	1,138,097
	Regents of New Mexico State University, Series A, 5.00% due 4/1/2035 - 4/1/2036	2,995,000	3,030,856
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 5.00% due 9/1/2029 - 9/1/2032	1,030,000	1,102,576
	New York — 4.3%
	Build NYC Resource Corp. (RiverSpring Health Senior Living, Inc. Obligated Group), Series B-4, 5.00% due 12/15/2031	4,500,000	4,508,410
	City of New York GO,
	Series A-1, 5.00% due 9/1/2033	1,300,000	1,443,385
	Series B-1, 5.00% due 10/1/2035	2,000,000	2,044,934
	Series C-1, 5.00% due 8/1/2032	1,000,000	1,075,506
	Series G, 5.00% due 2/1/2037	500,000	572,659
	Series G-1, 5.00% due 2/1/2035	1,250,000	1,423,044
	Empire State Development Corp (State of New York Personal Income Tax Revenue), Series C-2, 5.00% due 3/15/2032	3,715,000	3,816,189
	Hudson Yards Infrastructure Corp., Series A, 5.00% due 2/15/2035	1,350,000	1,366,961
	Long Island Power Authority, 5.00% due 9/1/2033	400,000	418,192
	Metropolitan Transportation Authority,
	Series B,
	4.00% due 11/15/2026	1,660,000	1,669,409

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	5.00% due 11/15/2028	$1,230,000	$1,241,384
	Metropolitan Transportation Authority (Green Bond),
	Series A2, 5.00% due 11/15/2027	3,450,000	3,482,809
	Series B, 5.00% due 11/15/2027	1,845,000	1,908,780
	Series C-1, 5.00% due 11/15/2026	2,755,000	2,778,059
	Metropolitan Transportation Authority Dedicated Tax Fund (Green Bond), Series B-2, 4.00% due 11/15/2034	500,000	502,761
[a]	Monroe County Industrial Development Corp. (Andrews Terrace Community Partners LP) (HUD), Series B-2, 5.00% due 7/1/2028 (put 7/1/2027)	4,000,000	4,090,612
	New York City Housing Development Corp. (Green Bond),
[a]	Series D, 4.30% due 11/1/2063 (put 11/1/2028)	2,250,000	2,277,724
	Series G-1, 3.90% due 5/1/2037	1,085,000	1,087,963
	New York City Municipal Water Finance Authority (New York City Water & Sewer System), Series AA-2, 5.00% due 6/15/2029	4,495,000	4,640,669
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series B-1, 5.00% due 8/1/2034	1,000,000	1,020,696
	Series F-1, 5.00% due 5/1/2030	3,705,000	3,774,598
	New York State Dormitory (Roswell Park Cancer Institute Corp. Obligated Group) (AG), Series A-1, 5.00% due 7/1/2035 - 7/1/2036	1,000,000	1,119,505
	New York State Dormitory Authority,
	Series A,
	5.00% due 3/15/2028	370,000	371,903
	5.00% due 3/15/2028 (pre-refunded 9/15/2026)	810,000	814,247
	New York State Dormitory Authority (AG), Series A, 5.00% due 10/1/2032	400,000	418,271
	New York State Dormitory Authority (BAM), Series A, 5.00% due 10/1/2032	3,500,000	3,828,720
	New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2029	1,000,000	1,029,111
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A,
	4.00% due 2/15/2034 - 3/15/2036	6,405,000	6,460,655
	5.00% due 3/15/2030	750,000	787,179
	Series E, 5.00% due 3/15/2033	2,000,000	2,223,126
	New York State Dormitory Authority (State of New York Sales Tax Revenue),
	Series A, 5.00% due 3/15/2032 - 3/15/2033	3,465,000	3,490,868
	Series E, 5.00% due 3/15/2029 (pre-refunded 9/15/2028)	2,135,000	2,257,662
[a,d]	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.) AMT, Series A, 3.45% due 5/15/2045 (put 7/1/2031)	2,250,000	2,258,665
[a]	New York State Housing Finance Agency (325 Kent LLC) (FNMA), Series A, 3.95% due 11/1/2050 (put 1/1/2035)	4,365,000	4,382,360
	New York State Thruway Authority (State of New York Personal Income Tax Revenue), Series A-1, 5.00% due 3/15/2031	3,545,000	3,914,914
	Port Authority of New York & New Jersey AMT,
	5.00% due 10/15/2035	2,000,000	2,024,322
	Series 207, 5.00% due 9/15/2032	2,000,000	2,059,204
	State of New York Mortgage Agency (SONYMA) (Green Bond) AMT, Series 248, 4.05% due 10/1/2031	2,035,000	2,080,332
	Tompkins County Development Corp. (Ithaca College), 5.00% due 7/1/2034	250,000	256,630
	Triborough Bridge & Tunnel Authority, Series B, 5.00% due 11/15/2031	4,170,000	4,249,643
	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) (Green Bond), Series E-2B, 5.00% due 11/15/2032	2,000,000	2,245,786
	Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), 5.00% due 9/1/2037	550,000	615,495
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2034	200,000	204,183
	North Carolina — 1.0%
	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group),
	Series D,
[a]	3.625% due 1/15/2048 (put 6/15/2027)	1,350,000	1,360,832
[a]	5.00% due 1/15/2049 (put 12/1/2031)	7,000,000	7,653,912
	Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), 4.20% due 5/1/2034	3,900,000	4,086,194
[d]	North Carolina Housing Finance Agency (FHLMC, FNMA, GNMA), Series 61, 3.90% due 1/1/2037	1,030,000	1,031,574
	North Carolina Housing Finance Agency (FHLMC, FNMA, GNMA) (Green Bond), Series 51, 3.85% due 7/1/2032	1,495,000	1,517,289
	North Carolina Medical Care Commission (Penick Village Obligated Group),
	Series 2024-B-2, 4.50% due 9/1/2029	625,000	625,297
	Series B-1, 4.75% due 9/1/2029	410,000	410,276
	North Carolina Medical Care Commission (Plantation Village, Inc. Obligated Group), Series B-1, 3.875% due 1/1/2031	2,200,000	2,193,889
	North Carolina Turnpike Authority, 5.00% due 1/1/2030	500,000	522,293
	Raleigh Durham Airport Authority AMT, Series A, 5.00% due 5/1/2034	2,150,000	2,274,919
	North Dakota — 0.3%
	North Dakota Housing Finance Agency (Green Bond),
	Series A,
	4.30% due 1/1/2034	1,500,000	1,558,761
	4.35% due 7/1/2034	1,800,000	1,874,036
	4.375% due 1/1/2035	2,110,000	2,197,312
	4.40% due 7/1/2035	1,240,000	1,291,725

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Ohio — 2.0%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2031 - 11/15/2032 (pre-refunded 11/15/2030)	$1,100,000	$1,214,005
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group) ETM, 5.00% due 11/15/2027 - 11/15/2030	1,485,000	1,573,168
	City of Cincinnati Water System Revenue, Series C, 4.00% due 12/1/2030	1,000,000	1,004,929
	City of Columbus GO, Series A, 4.00% due 4/1/2031	600,000	605,195
	Cleveland State University (BAM), Series C, 5.00% due 6/1/2036	1,000,000	1,115,129
	Columbus Metropolitan Housing Authority, 4.00% due 12/1/2034	2,500,000	2,511,100
	Columbus Regional Airport Authority AMT, Series A, 5.00% due 1/1/2034 - 1/1/2035	7,235,000	8,026,224
[a]	Columbus-Franklin County Finance Authority (Dering Family Homes Owner LLC), 5.00% due 7/1/2045 (put 2/1/2027)	2,000,000	2,009,698
	County of Allen Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.),
[a]	Series B-1, 5.00% due 10/1/2049 (put 8/3/2027)	3,765,000	3,840,322
[a]	Series B-2, 5.00% due 10/1/2051 (put 6/4/2030)	6,590,000	6,996,346
	County of Cuyahoga (Musical Arts Association), 5.00% due 1/1/2032	375,000	397,153
	County of Hamilton (Life Enriching Communities Obligated Group),
	5.00% due 1/1/2030	750,000	781,803
	5.25% due 1/1/2036	400,000	430,616
	County of Hamilton Sales Tax Revenue, Series A, 4.00% due 12/1/2031	1,100,000	1,101,507
[a]	Ohio Air Quality Development Authority (Duke Energy Corp.), Series B, 4.00% due 9/1/2030 (put 6/1/2027)	4,515,000	4,541,503
	Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) AMT, Series C, 4.125% due 1/1/2036	1,500,000	1,520,476
	Ohio Higher Educational Facility Commission (Case Western Reserve University), 4.00% due 12/1/2033	1,255,000	1,258,606
[a]	Ohio Housing Finance Agency (At Main LLC), 3.70% due 11/1/2047 (put 5/1/2028)	1,000,000	1,004,496
	Ohio Water Development Authority, 4.00% due 12/1/2032	2,000,000	2,007,760
	State of Ohio (Cleveland Clinic Health System Obligated Group), Series A, 5.00% due 1/1/2032	800,000	823,755
	West Central Ohio Port Authority (Global Impact STEM Academy), Series A, 5.00% due 12/1/2035	600,000	646,957
	Oklahoma — 2.5%
	Caddo County Educational Facilities Authority (Fort Cobb-Broxton Public Schools Project) ISD, 5.00% due 9/1/2027 - 9/1/2034	3,730,000	3,922,452
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, Series A, 5.00% due 9/1/2032 - 9/1/2033	11,000,000	12,217,679
	Canadian County Educational Facilities Authority (Yukon Public Schools Project) ISD, 5.00% due 9/1/2027 - 9/1/2029	10,850,000	11,371,233
	Chouteau Educational Facilities Authority (Mayes County No. 32 Chouteau-Mazie) ISD, 4.00% due 9/1/2028	975,000	991,375
	Cleveland County Educational Facilities Authority (Moore Public Schools) ISD, 4.00% due 6/1/2030	4,000,000	4,162,504
	Cleveland County Educational Facilities Authority (Norman Public Schools) ISD, Series A, 5.00% due 6/1/2032	2,500,000	2,784,258
	Clinton Public Works Authority, 5.00% due 10/1/2030 - 10/1/2032	2,675,000	2,885,297
	Cushing Educational Facilities Authority (Payne County No. 67 Cushing) ISD, 5.00% due 9/1/2028	4,400,000	4,578,517
	Love County Educational Facilities Authority (Love County ISD No. 4 Thackerville), 4.50% due 9/1/2034	335,000	345,012
	McIntosh County Educational Facilities Authority (District No. 1 Eufaula) ISD, 5.00% due 9/1/2035	380,000	408,845
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2026	475,000	476,042
	Oklahoma County Finance Authority (Oklahoma County No. 41 Western Heights) ISD, 5.00% due 9/1/2030 - 9/1/2035	4,750,000	5,036,169
	Oklahoma County Finance Authority (Oklahoma County No. 53 Crooked Oak) ISD, 5.00% due 9/1/2034	820,000	881,297
	Ottawa County Educational Facilities Authority (Ottawa County No. 23 Miami) ISD, 5.00% due 9/1/2034 - 9/1/2035	2,020,000	2,174,416
	Oregon — 0.6%
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B-2, 5.00% due 7/1/2046 (put 2/1/2032)	11,780,000	12,750,425
	State of Oregon Housing & Community Services Department (FHLMC, FNMA, GNMA), Series B, 3.95% due 1/1/2037	600,000	604,668
	Pennsylvania — 5.8%
	Allegheny County Airport Authority (AG) AMT, Series A, 5.00% due 1/1/2035	3,500,000	3,896,567
	Allegheny County Hospital Development Authority (UPMC Obligated Group),
	Series A,
	4.00% due 7/15/2036	1,680,000	1,682,589
	5.00% due 7/15/2031	2,520,000	2,663,380
	Allentown City School District (BAM, State Aid Withholding) GO, Series B, 5.00% due 2/1/2031	3,750,000	3,970,414
	Chester County Health & Education Facilities Authority (Tel Hai Retirement Community Obligated Group), 5.00% due 6/1/2035 - 6/1/2036	1,330,000	1,450,043
	City of Philadelphia (Pennsylvania Gas Works), Series 14, 5.00% due 10/1/2031 - 10/1/2032	2,070,000	2,079,125
	City of Philadelphia (Pennsylvania Gas Works) (AG), Series A, 5.00% due 8/1/2030 - 8/1/2032	1,750,000	1,882,010
	City of Philadelphia Airport Revenue AMT, Series B, 5.00% due 7/1/2033 - 7/1/2036	7,000,000	7,201,933
	City of Scranton (BAM) GO, 5.00% due 9/1/2028	2,085,000	2,125,361
	Commonwealth Financing Authority, 5.00% due 6/1/2034	1,000,000	1,031,552
	Commonwealth Financing Authority (BAM), 5.00% due 6/1/2031	10,000,000	10,417,560
	Commonwealth of Pennsylvania GO, 5.00% due 7/15/2030	7,930,000	8,453,578
	Geisinger Authority (Kaiser Obligated Group),
[a]	Series B, 5.00% due 4/1/2043 (put 2/15/2027)	3,640,000	3,648,893
[a]	Series C, 5.00% due 4/1/2043 (put 4/1/2030)	3,530,000	3,732,117
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	5,100,000	5,223,711
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2027 - 5/1/2029	3,825,000	3,936,270
[a]	Pennsylvania (Republic Services, Inc.) EDFA AMT, Series B-2, 3.25% due 4/1/2049 (put 7/15/2026)	1,500,000	1,498,892

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Pennsylvania (UPMC Obligated Group) EDFA,
	Series A,
	4.00% due 11/15/2035	$600,000	$601,876
	5.00% due 10/15/2033 - 12/15/2037	3,150,000	3,480,245
[a]	5.00% due 3/15/2060 (put 3/15/2035)	12,550,000	13,670,200
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,000,000	990,014
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA AMT, 4.25% due 7/1/2041 (put 7/1/2027)	1,900,000	1,918,630
[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 3.875% due 8/1/2037 (put 8/3/2026)	8,500,000	8,501,130
	Pennsylvania Housing Finance Agency (Green Bond),
	Series 149A, 4.55% due 4/1/2036	4,110,000	4,336,864
	Series 153A,
[d]	3.90% due 10/1/2036	2,595,000	2,609,908
[d]	3.95% due 4/1/2037	3,520,000	3,541,011
	Philadelphia Municipal Authority (City of Philadelphia), 5.00% due 4/1/2035	1,750,000	1,770,809
	Pittsburgh Water & Sewer Authority (AG), Series B, 5.00% due 9/1/2033	1,000,000	1,132,926
	School District of Philadelphia (State Aid Withholding) GO,
	Series A, 5.00% due 9/1/2027 - 9/1/2034	1,440,000	1,487,644
	Series B, 5.00% due 9/1/2037	500,000	568,142
	Series F, 5.00% due 9/1/2032	1,000,000	1,003,374
	Sports & Exhibition Authority of Pittsburgh & Allegheny County (Allegheny County Hotel Room Excise Tax Revenue) (AG), Series A, 5.00% due 2/1/2033	4,000,000	4,397,308
	State Public School Building Authority (School District of Philadelphia) (AG, State Aid Withholding), Series A, 5.00% due 6/1/2030 - 6/1/2033	7,550,000	7,617,132
	Rhode Island — 0.2%
[a]	Rhode Island Housing & Mortgage Finance Corp. (FHA) (Green Bond), Series 1-A, 3.60% due 10/1/2054 (put 10/1/2027)	2,075,000	2,075,226
	Rhode Island Student Loan Authority AMT, Series B, 5.00% due 12/1/2032 - 12/1/2033	1,250,000	1,350,292
	South Carolina — 0.9%
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	10,090,000	10,799,620
	South Carolina Jobs (Bishop Gadsden Episcopal Retirement Community Obligated Group) EDA, 5.00% due 4/1/2036	1,270,000	1,360,998
	South Carolina Jobs (International Paper Co.) EDA AMT, Series A, 3.95% due 4/1/2033	3,050,000	3,041,466
	South Carolina Jobs (Rolling Green Village) EDA, Series A, 5.00% due 12/1/2035	750,000	775,541
	South Carolina Jobs (Wesley Commons Obligated Group) EDA, Series A, 5.00% due 10/1/2035	750,000	775,323
[a]	South Carolina Jobs-EDA (Bon Secours Mercy Health, Inc.), Series B-2, 5.00% due 11/1/2049 (put 11/1/2032)	835,000	901,084
[a]	South Carolina Jobs-EDA (Guaranty: Federal Home Loan Mtg Corp.) (FHLMC), 4.00% due 3/1/2062 (put 3/1/2035)	1,175,000	1,177,358
	South Dakota — 0.2%
	County of Lincoln (Augustana University Association), 5.25% due 8/1/2037	1,400,000	1,499,876
[d]	South Dakota (FHLMC, FNMA, GNMA) HDA, Series C, 3.90% due 5/1/2037	1,370,000	1,374,299
[a]	South Dakota Health & Educational Facilities Authority (Sanford Obligated Group), Series C-2, 5.00% due 11/1/2051 (put 11/1/2032)	1,250,000	1,360,081
	Tennessee — 3.6%
	Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health Obligated Group), Series A-1, 4.00% due 8/1/2037	1,520,000	1,537,331
[a]	Jackson Health Educational & Housing Facility Board (Cottages of Bluecreek LLC) (HUD), 4.00% due 4/1/2045 (put 4/1/2029)	2,000,000	2,012,640
	Johnson City Health & Educational Facilities Board (Ballad Health Obligated Group) (AG), Series B, 5.00% due 7/1/2033	3,805,000	4,213,237
	Knox County Health Educational & Housing Facility Board (BAM), Series B-1, 5.00% due 7/1/2031 - 7/1/2034	3,570,000	3,941,907
	Knox County Health Educational & Housing Facility Board (Provident Group - UTK Properties LLC) (BAM), Series A-1, 5.00% due 7/1/2031	150,000	162,377
	Memphis-Shelby County Airport Authority AMT, Series A, 5.00% due 7/1/2034	1,695,000	1,824,984
[a]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Artist Lofts LP), 3.20% due 12/1/2059 (put 12/1/2029)	2,920,000	2,918,324
[a]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (HV Land Co. LP), 3.35% due 6/1/2044 (put 12/1/2026)	3,000,000	3,000,780
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2031	1,260,000	1,276,823
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare) (AG), Series A, 5.00% due 6/1/2035	7,000,000	7,768,040
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	14,730,000	14,877,653
	Tennessee (FHLMC, FNMA, GNMA) (Green Bond) HDA,
	Series 1A,
	4.30% due 1/1/2034	1,335,000	1,406,600
	4.35% due 7/1/2034	685,000	722,135
	4.40% due 1/1/2035	460,000	485,132
	Tennessee (Green Bond) HDA,
	Series 2A,
	3.80% due 1/1/2032	345,000	349,869
	3.875% due 1/1/2033	440,000	446,516
	3.90% due 7/1/2033	440,000	446,404
	3.95% due 1/1/2034	875,000	888,655
[a]	Tennessee Energy Acquisition Corp. (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	24,310,000	25,704,251
	Tennessee Energy Acquisition Corp. (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 12/1/2035	1,400,000	1,481,962
[a]	Williamson County (ECG Wood Duck LP) (HUD) IDB, 5.00% due 5/1/2042 (put 5/1/2027)	2,000,000	2,013,484

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Texas — 11.8%
[a]	Austin Affordable PFC, Inc. (1000 Collinwood West Drive Owner LP) (FNMA), Series B, 5.00% due 9/1/2028 (put 9/1/2027)	$800,000	$819,623
[a]	Boerne School District (PSF-GTD) ISD GO, 3.125% due 2/1/2053 (put 2/1/2027)	965,000	966,407
	City of Aubrey Jackson Ridge Public Improvement District (BAM), 5.00% due 9/1/2026 - 9/1/2028	730,000	745,323
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2031 - 11/15/2036	3,925,000	4,318,509
	City of Austin Water & Wastewater System Revenue, 5.00% due 11/15/2033	2,000,000	2,055,228
	City of Conroe GO, Series B, 5.00% due 11/15/2030	1,750,000	1,839,651
[a]	City of Dallas Housing Finance Corp. (Mondello Apartments LLC) (FHA), 5.00% due 8/1/2027 (put 8/1/2026)	1,785,000	1,787,415
	City of Galveston Wharves & Terminal Revenue AMT, Series A, 5.00% due 8/1/2027 - 8/1/2034	7,185,000	7,763,374
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2027	2,875,000	2,917,662
	City of Houston Airport System Revenue (United Airlines, Inc.) AMT, Series B, 5.50% due 7/15/2036	1,500,000	1,626,165
	City of Houston Airport System Revenue AMT,
	Series A,
	4.00% due 7/1/2036	1,420,000	1,432,461
	5.25% due 7/1/2036	1,000,000	1,130,571
	City of Houston Combined Utility System Revenue, Series B, 4.00% due 11/15/2031	1,725,000	1,731,215
	City of Hutto (AG) GO, 5.00% due 8/1/2033	400,000	436,160
	City of Irving Waterworks & Sewer System Revenue, 5.00% due 8/15/2037	1,455,000	1,607,902
	City of Mansfield GO, Series A, 5.00% due 2/15/2033	1,000,000	1,106,774
	City of Port Arthur (BAM) GO, 5.00% due 2/15/2033	1,025,000	1,146,067
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2032	2,155,000	2,417,617
	City of San Antonio Electric & Gas Systems Revenue, 4.00% due 2/1/2032	2,500,000	2,500,472
	City of Weslaco (BAM) GO, 5.00% due 2/15/2036	400,000	459,326
	Clifton Higher Education Finance Corp. (IDEA Public Schools) (PSF-GTD),
	4.00% due 8/15/2033	2,000,000	2,011,602
	5.00% due 8/15/2035	1,020,000	1,149,696
	Clifton Higher Education Finance Corp. (International Leadership of Texas, Inc.) (PSF-GTD), Series A, 5.00% due 2/15/2035	2,275,000	2,516,291
	County of Bexar GO, 4.00% due 6/15/2033 - 6/15/2035	4,750,000	4,778,200
	Dallas Fort Worth International Airport AMT, Series A-1, 5.25% due 11/1/2037	2,000,000	2,226,706
	Fort Bend (PSF-GTD) ISD GO,
	Series B,
[a]	3.80% due 8/1/2055 (put 8/1/2028)	980,000	997,648
[a]	4.00% due 8/1/2054 (put 8/1/2027)	9,910,000	10,051,832
	Fort Stockton (PSF-GTD) ISD GO, 5.00% due 2/1/2035 - 2/1/2036	1,215,000	1,308,207
	Franklin (PSF-GTD) ISD GO, 4.00% due 2/15/2032	2,000,000	2,001,244
	Frisco (PSF-GTD) ISD GO, 5.00% due 8/15/2033	1,465,000	1,539,585
	Glasscock County (PSF-GTD) ISD GO, 5.00% due 2/15/2034	500,000	515,058
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group),
[a]	Series B, 5.00% due 6/1/2050 (put 12/1/2028)	2,250,000	2,348,854
[a]	Series C, 5.00% due 7/1/2054 (put 7/1/2029)	650,000	683,619
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center Central Heating & Cooling Services Corp.), 4.00% due 11/15/2032	1,900,000	1,913,564
	Harris County Flood Control District (Harris County), Series A, 4.00% due 10/1/2037	1,750,000	1,757,331
	Harris County-Houston Sports Authority (AG), Series B, 5.00% due 11/15/2034	1,000,000	1,118,592
[a]	Houston Housing Finance Corp. (Cordova Apartments), 3.65% due 2/1/2048 (put 2/1/2028)	2,700,000	2,716,934
[a]	Houston Housing Finance Corp. (Summerdale Apartments LP), 5.00% due 8/1/2041 (put 8/1/2026)	3,785,000	3,791,086
	Hutto (PSF-GTD) ISD GO, Series C, 4.00% due 8/1/2032	1,245,000	1,304,106
[a]	Jacksboro (PSF-GTD) ISD GO, 4.00% due 2/15/2048 (put 8/15/2028)	2,500,000	2,560,700
	Laredo College District Combined Fee Revenue (BAM), 4.00% due 8/1/2033	1,180,000	1,184,431
	Lovejoy (PSF-GTD) ISD GO, 5.00% due 2/15/2036	700,000	800,120
	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	5.00% due 5/15/2035	700,000	758,292
	Series A,
	5.00% due 5/15/2031 - 5/15/2032	900,000	987,167
	5.25% due 5/15/2033	350,000	391,330
	Medina Valley (PSF-GTD) ISD GO, 5.00% due 2/15/2036	1,410,000	1,600,162
	Memorial City Redevelopment Authority (Houston Reinvestment Zone No. 17) (AG), 5.00% due 9/1/2035	400,000	449,139
[a]	Mission Economic Development Corp. (Republic Services, Inc.) AMT, Series A, 2.95% due 5/1/2050 (put 8/3/2026)	1,500,000	1,499,019
[a]	Mission Economic Development Corp. (Waste Management, Inc.) AMT, Series B, 2.85% due 7/1/2040 (put 9/1/2026)	2,000,000	2,000,148
	New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group), Series B3, 4.25% due 10/1/2030	1,000,000	1,004,048
	New Hope Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Obligated Group), 5.25% due 1/1/2036	2,000,000	2,156,082
	Newark Higher Education Finance Corp. (Abilene Christian University), Series A, 4.00% due 4/1/2033	1,760,000	1,760,855
	North East (PSF-GTD) ISD GO,
[a]	3.75% due 8/1/2049 (put 8/1/2027)	5,030,000	5,087,961
	4.00% due 8/1/2034	1,500,000	1,514,950
	North Texas Tollway Authority (North Texas Tollway System), Series B, 4.00% due 1/1/2035	500,000	514,112

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Northside (PSF-GTD) ISD GO,
	4.00% due 6/15/2033	$1,500,000	$1,501,567
[a]	Series B, 3.45% due 8/1/2054 (put 8/1/2027)	2,465,000	2,484,370
	Prosper (PSF-GTD) ISD GO, 5.00% due 2/15/2033	1,000,000	1,107,678
	San Antonio (PSF-GTD) ISD GO, 5.00% due 8/15/2033	2,080,000	2,313,944
[a]	San Antonio Housing Trust Public Facility Corp. (Palladium San Antonio Ltd.), 3.45% due 7/1/2029 (put 7/1/2027)	2,000,000	2,006,686
[a]	San Antonio Municipal Facilities Corp. (City of San Antonio), 5.00% due 8/1/2050 (put 8/1/2027)	3,800,000	3,898,462
	Southwest (PSF-GTD) ISD GO, 5.00% due 2/1/2032 - 2/1/2033	2,600,000	2,877,924
	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group),
[a]	Series A, 5.00% due 7/1/2053 (put 7/1/2032)	5,520,000	5,973,540
	Series B, 5.00% due 7/1/2032 - 7/1/2034	10,990,000	11,476,969
[a]	Tarrant County Housing Finance Corp. (4450 Marine Creek Parkway Owner LP), Series B, 5.00% due 9/1/2028 (put 9/1/2027)	1,000,000	1,024,529
	Texas Department of Housing & Community Affairs (GNMA),
	Series B,
	4.30% due 1/1/2034	1,415,000	1,450,028
	4.35% due 7/1/2034 - 1/1/2035	1,470,000	1,506,729
	4.375% due 7/1/2035	715,000	731,316
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2028 - 12/15/2032	67,280,000	71,012,404
	Texas Municipal Gas Acquisition & Supply Corp. V (Guaranty: Citigroup, Inc.), 5.00% due 4/1/2036	6,250,000	6,594,306
	Texas Municipal Gas Acquisition & Supply Corp. VI (Guaranty: Bank of America Corp.), 5.00% due 1/1/2036	4,350,000	4,602,935
	Texas Public Finance Authority (Texas Southern University) (BAM), 5.00% due 5/1/2032 - 5/1/2033	1,700,000	1,874,880
	Texas State Technical College (AG),
	Series A,
	5.00% due 8/1/2031 - 8/1/2032	4,250,000	4,683,566
	5.25% due 8/1/2033	2,300,000	2,573,049
	Texas Water Development Board (State Water Implementation Revenue Fund for Texas),
	4.00% due 10/15/2035	2,925,000	2,928,604
	Series A, 4.00% due 10/15/2034 - 10/15/2035	6,000,000	6,055,000
	Texas Woman’s University, Series A, 5.00% due 7/1/2031 - 7/1/2033	4,275,000	4,725,910
	Utah — 0.4%
	City of Salt Lake City Airport Revenue AMT, Series A, 5.00% due 7/1/2033 - 7/1/2036	4,450,000	4,796,862
[a]	Utah Housing Corp. (Liberty Corner Associates LLC), 3.00% due 9/1/2045 (put 9/1/2029)	710,000	704,483
[a]	Utah Housing Corp. (Silos Affordable LLC), 3.70% due 8/1/2043 (put 8/1/2027)	1,950,000	1,951,849
	Utah Telecommunication Open Infrastructure Agency, 5.25% due 6/1/2033	500,000	561,102
	Virginia — 1.0%
[a]	Arlington County IDA, 3.10% due 12/1/2055 (put 2/1/2027)	1,250,000	1,250,000
[a]	Fairfax County Redevelopment & Housing Authority (Apah Tysons North Four LP), 5.00% due 1/1/2045 (put 1/1/2028)	2,000,000	2,045,550
[a]	Halifax County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 12/1/2041 (put 5/28/2027)	8,350,000	8,427,204
[a]	Harrisonburg Redevelopment & Housing Authority, 4.00% due 12/1/2028 (put 12/1/2026)	1,615,000	1,618,212
	Virginia Commonwealth Transportation Board,
	5.00% due 9/15/2028	2,000,000	2,058,802
	Series A, 4.00% due 5/15/2035	2,000,000	2,019,092
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2029 - 1/1/2032	2,640,000	2,768,611
	Washington — 1.6%
	City of Seattle GO, 4.00% due 12/1/2032	1,000,000	1,000,473
	Clark County Public Utility District No. 1, 5.00% due 1/1/2028	500,000	517,681
	County of Spokane Airport Revenue AMT, Series B, 5.00% due 1/1/2032 - 1/1/2035	7,650,000	8,428,924
	King County School District No. 414 (School Bond Guaranteed) GO, 4.00% due 12/1/2033	2,000,000	2,001,770
	Port of Seattle AMT,
	Series B, 5.00% due 7/1/2035	4,000,000	4,419,044
	Series C, 5.00% due 5/1/2034	1,500,000	1,520,568
	State of Washington COP, Series B, 5.00% due 7/1/2032	650,000	676,930
	Vancouver Housing Authority, 4.00% due 8/1/2034	2,500,000	2,550,218
	Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group),
	Series A-1, 5.00% due 8/1/2031	780,000	814,109
[a]	Series B-3, 5.00% due 8/1/2049 (put 8/1/2026)	940,000	941,094
[c]	Washington Health Care Facilities Authority (Providence St. Joseph Health Obligated Group), Series B, 5.00% due 10/1/2030	2,500,000	2,605,462
[a]	Washington State Housing Finance Commission (Ardea Twg LLLP), 5.00% due 12/1/2043 (put 2/1/2027)	1,500,000	1,501,721
[a]	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP), Series B, 5.00% due 2/1/2028 (put 2/1/2027)	1,000,000	1,011,510
[b]	Washington State Housing Finance Commission (Josephine Caring Community Obligated Group), Series A, 5.125% due 7/1/2036	2,900,000	2,874,039
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 5.125% due 7/1/2033	735,000	784,055
[c]	Washington State Housing Finance Commission (SRMAHMILL LLC) (FNMA), 4.15% due 7/1/2034	1,400,000	1,446,340
	West Virginia — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	County of Ohio Special District Excise Tax Revenue (Fort Henry Economic Opportunity Development District Excise Tax Revenue) (AG), Series A, 5.00% due 6/1/2035 - 6/1/2036	$1,075,000	$1,205,111
	Wisconsin — 1.8%
	City of Milwaukee (AG) GO,
	5.00% due 4/1/2032 - 4/1/2033	4,845,000	5,362,887
	Series N3, 5.00% due 4/1/2031 - 4/1/2032	6,550,000	7,156,213
	County of Waushara GO, Series A, 4.50% due 6/1/2027	1,260,000	1,261,450
	Peshtigo School District, 4.75% due 3/1/2027	725,000	726,092
	Public Finance Authority (Duke Energy Progress LLC),
[a]	Series A-1, 3.30% due 10/1/2046 (put 10/1/2026)	3,005,000	3,004,648
[a]	Series A-2, 3.70% due 10/1/2046 (put 10/1/2030)	1,435,000	1,476,360
	Public Finance Authority (Providence St. Joseph Health Obligated Group),
	Series C,
[a]	4.00% due 10/1/2041 (pre-refunded 10/1/2030)	1,600,000	1,697,867
[a]	4.00% due 10/1/2041 (put 10/1/2030)	2,450,000	2,489,028
[a]	Public Finance Authority (St. John’s College), 3.00% due 10/1/2045 (put 10/1/2026)	1,495,000	1,493,378
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2033	420,000	420,284
[a]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group), Series B1, 5.00% due 8/15/2054 (put 7/1/2027)	375,000	375,625
[a]	Wisconsin Health & Educational Facilities Authority (Fort Healthcare, Inc. Obligated Group), Series B, 5.00% due 10/1/2054 (put 10/3/2034)	5,470,000	5,998,391
	Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group), Series A, 5.00% due 8/15/2035	1,000,000	1,126,941
[a]	Wisconsin Housing & EDA (East Washington Apartments LLC), Series I, 5.00% due 11/1/2058 (put 2/1/2027)	2,250,000	2,275,360
[a]	Wisconsin Housing & EDA (Flats at Bishops Woods LP), Series F, 5.00% due 12/1/2027 (put 12/1/2026)	1,000,000	1,007,701
	Wisconsin Housing & EDA Home Ownership Revenue (FHLMC, FNMA, GNMA) (Green Bond), Series B, 3.90% due 9/1/2033	1,815,000	1,862,508
[a]	Wisconsin Housing & EDA Housing Revenue (HUD), Series B, 3.75% due 5/1/2054 (put 11/1/2026)	330,000	330,178
	Total Long-Term Municipal Bonds — 95.8% (Cost $1,984,401,663)		2,037,035,048
	Short-Term Municipal Bonds — 3.4%
	Arizona — 0.4%
[a]	Arizona (Banner Health Obligated Group; LOC Bank of America NA) HFA, Series C, 2.90% due 1/1/2046 (put 7/1/2026)	9,000,000	9,000,000
	Colorado — 0.2%
[a]	Colorado (Children’s Hospital Colorado Obligated Group; LOC: TD Bank NA) HFA, Series A, 2.90% due 12/1/2052 (put 7/1/2026)	3,805,000	3,805,000
	Florida — 0.1%
[a]	Hillsborough County (BayCare Obligated Group; LOC TD Bank NA) IDA, Series D, 3.03% due 11/15/2042 (put 7/1/2026)	1,180,000	1,180,000
	Mississippi — 1.3%
	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.),
[a]	Series C, 3.00% due 12/1/2030 (put 7/1/2026)	3,740,000	3,740,000
[a]	Series G, 3.00% due 12/1/2030 - 11/1/2035 (put 7/1/2026)	21,280,000	21,280,000
[a]	Series I, 3.00% due 11/1/2035 (put 7/1/2026)	3,740,000	3,740,000
	New Mexico — 0.5%
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA JP Morgan Chase Bank NA), Series B, 2.90% due 8/1/2034 (put 7/1/2026)	9,980,000	9,980,000
	New York — 0.6%
[a]	City of New York (SPA JP Morgan Chase Bank NA) GO, Series I-2, 2.90% due 3/1/2040 (put 7/1/2026)	7,170,000	7,170,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA), Series A-4, 2.90% due 8/1/2039 (put 7/1/2026)	4,915,000	4,915,000
	Texas — 0.3%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 3.00% due 4/1/2040 (put 7/1/2026)	7,000,000	7,000,000
	Total Short-Term Municipal Bonds — 3.4% (Cost $71,810,000)		71,810,000
	Total Investments — 99.2% (Cost $2,056,211,663)		$2,108,845,048
	Other Assets Less Liabilities — 0.8%		17,248,628
	Net Assets — 100.0%		$2,126,093,676

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund
June 30, 2026 (Unaudited)

Footnote Legend
a
Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.
The rates shown are those in effect on June 30, 2026.

b
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate value of these securities in the Fund’s portfolio was
$14,189,475, representing 0.67% of the Fund’s net assets.

c	Segregated as collateral for a when-issued security.
d	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

AG	Insured by Assured Guaranty, Inc.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FHA	Insured by Federal Housing Administration
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
LOC	Letter of Credit
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
NMFA	New Mexico Finance Authority
PSF-GTD	Guaranteed by Permanent School Fund
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee" as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.